Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Beijing Leju, Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”) and Beijing Jiajujiu E-Commerce Co., Ltd. (“Beijing Jiajujiu”). All inter-company transactions and balances have been eliminated in consolidation.

In 2012, the contractual arrangements among the shareholders of Tian Zhuo, Tian Zhuo and Shanghai CRIC Information Technology Co., Ltd. (“Shanghai CRIC”) were terminated. Upon the termination, the shareholders of Tian Zhuo transferred all of their equity interests in Tian Zhuo to Beijing Leju to make Tian Zhuo a wholly owned subsidiary of Beijing Leju.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides such activities relating to real estate projects through its VIEs and their subsidiaries.

To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, the Company’s subsidiaries Shanghai CRIC, Shanghai SINA Leju Information Technology Co., Ltd. (“Shanghai SINA Leju”) and Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”), and Beijing Maiteng Fengshun Science and Technology Co., Ltd., (“Beijing Maiteng”) (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Tian Zhuo, Beijing Leju, Shanghai Yi Xin, Beijing Jiajujiu (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned	The Group’s
Subsidiaries	Legal Ownership	Name of VIEs	Activities of VIEs
Shanghai CRIC	100%	Tian Zhuo	Operate the real estate advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the real estate online business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the real estate e-commerce business
Beijing Maiteng	90%	Beijing Jiajujiu	Operate the online home furnishing business

The VIEs hold the requisite licenses and permits necessary to conduct Internet content and advertising services activities relating to real estate projects from which foreign ownership of companies are prohibited or restricted. In addition, the VIEs hold leases and other assets necessary to operate such business and generate substantially of the Group’s online and advertising revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consultancy Services/Technical Support Agreement. Pursuant to an exclusive Consultancy services/technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of Consultancy services/technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement. Each of shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by respective Foreign Owned Subsidiaries or their designees.

Loan Agreement. Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, the respective Foreign Owned Subsidiaries granted an interest-free loan to the shareholders of VIE, solely for their purchase of equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement has a term of twenty years.

Shareholder Voting Right Proxy Agreement. Each of shareholders of the VIEs irrevocably grant any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement. Each of shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Group, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Group is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	28,969,993	54,276,035
Accounts receivable, net of allowance for doubtful accounts	64,878,396	88,871,824
Other current assets	18,106,001	22,144,577
Amounts due from related parties	—	46,067
Total current assets	111,954,390	165,338,503
Total non-current assets	77,442,308	62,413,697
Total assets	189,396,698	227,752,200

Accounts payable	1,843,770	1,826,257
Accrued payroll and welfare expenses	14,530,417	18,834,610
Income tax payable	7,834,965	16,625,365
Other tax payable	5,569,465	8,807,339
Amounts due to related parties	654,465	3,161,687
Liability for exclusive rights, current	13,830,821	16,973,230
Other current liabilities	10,372,839	8,975,274
Total current liabilities	54,636,742	75,203,762
Deferred tax liabilities, non-current	1,430,257	67,651
Liability for exclusive rights, non-current	21,408,384	5,918,812
Total liabilities	77,475,383	81,190,225

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Total revenues	75,866,765	120,545,936	172,402,066
Net loss	(392,050)	(4,713,667)	(3,212,138)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, fair value of equity investments in funds invested, valuation allowance on deferred tax assets and selling price hierarchy in multiple-deliverable revenue arrangements.

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Assets measured at fair value on a recurring basis are comprised of marketable securities. The Group uses quoted price in active markets (Level 1 investments) to determine the fair value of marketable securities.

Asset measured at fair value on a nonrecurring basis includes fair value measurement of the Group’s online reporting unit in goodwill impairment testing (Note 8) based on Level 3 inputs in 2011. The impairment loss based on Level 3 fair value measurements was $417,822,304, recognized as goodwill impairment charge in consolidated statements of operations for the year ended December 31, 2011. There was no asset or liability measured at fair value on a nonrecurring basis in 2010 or 2012.

The Group’s financial instruments that are not recorded at fair value in the consolidated balance sheets include cash and cash equivalents, restricted cash, accounts receivable, advance from customers, customer deposits, other receivables, accounts payable, other payables, liabilities for exclusive rights and amounts due from/to related parties. For financial instruments other than the non-current portion of customer deposits and liabilities for exclusive rights, the carrying value approximates the fair value due to their short-term nature. The fair value of the non-current portion of customer deposits was $23,509,578 and $694,020 as of December 31, 2011 and 2012, respectively. The fair value of the non-current portion of liabilities for exclusive rights was $21,408,384 and $5,918,812 as of December 31, 2011 and 2012, respectively. The fair value was estimated using discounted cash flows method by discounting the estimated future collections or payment using the Company’s incremental borrowing rate for an instrument with similar terms on the measurement date. As the future cash flows from collections or payments were management’s best estimates based on information available on the valuation date, which were not observable or cannot be corroborated with market information, the fair value measurements were classified as level 3 measurements. Any change in the estimated timing of cash inflow or outflow would result in a change in the fair value measurement in the same direction.

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(g) Restricted cash

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $1,706,426 and $2,589,880 as of December 31, 2011 and 2012, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $875,375 and $159,096 as of December 31, 2011 and 2012, respectively.

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in other income (loss). The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group subject to certain pre-determined criteria at a date specified in the agency contracts. The pre-determined criteria is based on sales progress on a project, which may take into account factors such as gross floor area of properties sold and transaction value. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

The Group did not experience any material non-payment in history. In the event that any customer deposit becomes due but is not duly paid by the real estate developers, the Group requires collateral or other security from such developers, including existing properties or a right to properties under construction. In the event of non-payment, the Group would then resell the properties or the right to properties under construction for cash. The collection of these secured customer deposits is dependent on the resale price of the underlying properties, which is subject to the then market conditions. As of December 31, 2011 and 2012, customer deposits included $11,109,490 and $33,038,106 that were secured by the right to purchase properties at a prescribed price, respectively.

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $14,164,988 and $35,953,537 at December 31, 2011 and 2012, respectively, consists of following:

	As of December 31,
	2011	2012
	$	$
Unbilled accounts receivable	182,878,383	246,730,442
Billed accounts receivable	61,202,482	57,870,268
Total	244,080,865	304,600,710

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable disclosed in Note 2 (x).

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. Properties held for sales obtained through taking possession of collateral to settle the accounts receivable, are recorded at value of the receivables that are settled. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. No impairment was provided for properties held for sale for the years ended December 31, 2010, 2011 and 2012.

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. And the Group considers an equity interest of 3% or higher to represent more than minor influence for investments in investment funds.

Investment funds are subject to Investment Company accounting, and need to apply the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services - Investment Companies. Accordingly, all investments held by these investment funds are measured at fair value. The difference between fair value and initial cost of investments is reflected as unrealized appreciation/depreciation on investments in the income statement. Investment funds determine the fair value of the investments based on relevant comparable market data such as comparisons of multiples of peer companies, evaluation of financial and operating data, company specific developments, market valuations of comparable companies, and latest transaction price factors (Level 3 inputs).

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2011 and 2012, the Group determined that no such events were present.

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

(r) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

(s) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage services for secondary real estate sale and rental transactions. For secondary real estate brokerage services, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

The Group provides real estate consulting services to customers in relation to land acquisition and project consulting services. Land acquisition consulting services involve advising customers in relation to land acquisition and facilitating the transfer of land development rights. Payment is usually contingent upon the delivery of a final product, such as closing a land acquisition transaction. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Project consulting services involve providing consulting services, including project feasibility studies, analysis of the real estate transaction history of nearby development projects, marketing and advertising consulting, and development of comprehensive plans for their development projects. Such arrangements include periodic consulting services arrangements and delivery based consulting services arrangements. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period. Delivery based consulting services involve providing consulting services which are tailored to meet the specific need of real estate developer. Payment is usually contingent upon the delivery of a final product, such as providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent..

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and research analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three to 12 months with revenue being recognized ratably over such period.

The Group generates real estate online revenues principally from online advertising, sponsorship arrangements, e-commerce arrangements and, to a lesser extent, hosting arrangements, keyword advertising arrangements.

Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates when applicable. Commencing in 2012, the Group also provides real estate e-commerce services which include online property listings, property viewing, online deposit payments, discount coupon advertising, and online property auctions. Currently revenues are principally generated from services to secondary brokers who sell discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the secondary brokers. Secondary brokers pay the Group fees at contracted amount for utilizing the Group’s e-commerce platform to sell such discount coupons. The Group recognizes such e-commerce revenues upon obtaining confirmation letters signed by the property buyers and secondary real estate brokers, and when collections are reasonably assured. Although the Group’s e-commerce platform also offers secondary home listings and allows secondary brokers to sign up and become partners to list their properties and use the EJU brand and obtain opportunities to cross-sell unsold primary units, such services are currently offered for free.

The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured. The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to 12 months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”, prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information services. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced delivery based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year ended December 31, 2012, nor does the Group expect a material changes in BESP in the foreseeable future.

Under the previous accounting literature, when an arrangement included delivery based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for delivery based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

If the Group had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the years ended December 31, 2011 and 2012 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13, given the BESP of delivery based consulting and VSOE of the subscription for the CRIC system have historically approximated their respective contract prices and the delivery based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of ASU 2009-13 to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

(t) Cost of revenue

Cost of revenue for the real estate brokerage services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent, and rental expenses incurred for properties leased by the Group as brokerage stores and sales commission. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for real estate promotional events and advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale, and salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

(u) Advertising expenses

Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $18,785,709, $31,146,070 and $51,936,863 for the years ended December 31, 2010, 2011 and 2012, respectively.

(v) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange loss of $1,453,940, $1,051,883 and $379,530 for the years ended December 31, 2010, 2011 and 2012, respectively, as a component of other income (loss), net.

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $4,080,900, $6,180,360 and $6,475,023 were included in other operating income for the years ended December 31, 2010, 2011 and 2012, respectively. Government subsidies were recorded in other income in prior years, and are reclassified to other operating income from 2012 due to the recurring nature going forward based on latest management estimation. Prior period amounts are reclassified to conform to current year presentation. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive the subsidies even when other conditions are met.

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables become long overdue. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2010	2011	2012
	$	$	$
Balance as of January 1	13,799,920	18,836,275	14,811,322
Provisions for doubtful accounts	5,623,888	9,513,951	27,297,288
Write offs	(1,084,209)	(14,380,877)	(5,633,500)
Changes due to foreign exchange	496,676	841,973	62,707
Balance as of December 31	18,836,275	14,811,322	36,537,817

The allowance for other receivables was immaterial for all periods presented.

(y) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012
Net income (loss) attributable to E-House ordinary shareholders — basic	$36,154,393	$(270,357,081)	$(56,971,404)
Decrease of income from CRIC*	$(278,491)	$—	$—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$35,875,902	$(270,357,081)	$(56,971,404)

Weighted average ordinary shares outstanding	80,287,171	79,769,823	106,159,388
Share options and restricted shares	1,015,451	—	—
Weighted average number of ordinary shares outstanding — diluted	81,302,622	79,769,823	106,159,388

Basic earnings (loss) per share	$0.45	$(3.39)	$(0.54)

Diluted earnings (loss) per share	$0.44	$(3.39)	$(0.54)

*            In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2010	2011	2012
Share options and restricted shares	—	3,345,726	14,660,788

(z) Non-controlling interest

Before the merger of the Company with CRIC, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. As of December 31, 2011, E-House retained a 54.12% equity interest in CRIC. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $268,136,200 as of December 31, 2011. In April 2012, CRIC became a wholly-owned subsidiary of the Company after the Merger. For the years ended December 31, 2010, 2011 and 2012, $12,271,520 of Group’s consolidated net income, $190,696,283 and $13,547,386 of the Group’s consolidated net loss was attributable to CRIC, respectively.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to E-House	36,154,393	(270,357,081)	(56,971,404)

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(3,614,582)	(120,820)	(149,461,182)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(1,995,625)	(2,353,082)	(332,951)
Net transfers to non-controlling interest	(5,610,207)	(2,473,902)	(149,794,133)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	30,544,186	(272,830,983)	(206,765,537)

(aa) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

(ab) Recently issued accounting pronouncements

In December 2011, the FASB has issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company does not expect the adoption of this guidance to have a significant effect on its consolidated financial statements.

In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The adoption of this guidance did not have a significant effect on the Company’s consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income. Under the guidance, an entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In March 2013, the FASB issued an authoritative pronouncement related to parent’s accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. Under the guidance, the cumulative translation adjustment should be released into net income when a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. A pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of an equity method investment which is a foreign entity. The amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this pronouncement.

(ac) Newly adopted accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. The Group adopted this pronouncement on January 1, 2012 and disclosed the fair value measurements according to this.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (“OCI”). The ASU does not change the items that must be reported in OCI. For public entities, the ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. The Group adopted this pronouncement on January 1, 2012 and has separately presented the consolidated statements of comprehensive income since that date.

In September 2011, the FASB issued ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): “Testing Goodwill for Impairment”. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group adopted this pronouncement on January 1, 2012.The adoption of this pronouncement did not have a significant effect on the Group’s consolidated financial statements, as the Group chose to directly perform the two-step goodwill impairment test for 2012.